Research and Development, Net (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Schedule of research and development
	Year ended December 31,
	2022	2021	2020

Payroll and related expenses	$5,049	$5,586	$5,065
Share-based payment	174	608	1,119
R&D consumables	160	318	390
Rent and office maintenance	355	390	359
Depreciation	130	132	123
Subcontracted work and consulting	15	64	82
Travel and other expenses	347	110	67
	$6,230	$7,208	$7,205